UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street
West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

Item 1. Report to Stockholders.

Semi-Annual Report

June 30, 2008

(Unaudited)

Cheswold Lane International High Dividend Fund
Table of Contents
June 30, 2008

Portfolio Characteristics	1
Schedule of Investments	3
Financial Statements	6
Financial Highlights	9
Notes to the Financial Statements	10
Annual Renewal of Investment Advisory Agreement	16
Expense Example	18
Other Information	19

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analysis or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser's forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Portfolio Characteristics
June 30, 2008
(Unaudited)

Investments by Industry
(As a Percentage of Long-term Investments)

Agriculture	0.4%
Auto Manufacturers	3.8
Auto Parts & Equipment	0.4
Banks	15.8
Beverages	3.6
Building Materals	0.8
Chemicals	4.9
Diversified Financial Services	3.4
Electric	8.5
Electrical Components & Equipment	0.5
Electronics	1.0
Food	3.9
Healthcare - Services	2.1
Household Products / Wares	4.6
Insurance	3.0
Iron / Steel	2.3
Media	1.5
Mining	1.6
Miscellaneous Manufacturing	3.0
Office / Business Equipment	2.2
Oil & Gas	8.4
Oil & Gas Services	4.9
Retail	1.4
Semiconductors	0.9
Telecommunications	13.9
Telecommunications Equipment	3.2
Total	100.0%

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Portfolio Characteristics (Continued)
June 30, 2008
(Unaudited)

Investments by Country
(As a Percentage of Long-term Investments)

Australia	2.6%
Austria	2.3
Denmark	0.4
Finland	5.4
France	12.1
Germany	19.0
Ireland	4.9
Italy	8.3
Japan	14.2
Netherlands	7.6
Norway	3.7
Spain	5.2
Sweden	1.0
Switzerland	3.1
United Kingdom	10.2
Total	100.0%

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Schedule of Investments
June 30, 2008
(Unaudited)

Number of Shares			Value

	COMMON STOCKS	99.4%

	CONSUMER DISCRETIONARY	7.1%
8,500	Compagnie Financiere Richemont S.A.		$473,447
15,000	Honda Motor Co., Ltd.		509,959
15,700	Toyota Motor Corp.		740,754
13,250	Vivendi		502,763
30,000	The Yokohama Rubber Co., Ltd.		140,980
			2,367,903
	CONSUMER STAPLES	11.6%
4,000	British American Tobacco PLC		138,552
23,100	Heineken NV		1,179,113
40,500	Henkel AG & Co. KGaA		1,520,169
36,000	Unilever NV		1,021,948
			3,859,782
	ENERGY	13.3%
75,000	BP PLC		871,303
25,200	Caltex Australia, Ltd.		315,504
8,000	ENI SpA		298,517
25,000	Neste Oil OYJ		736,845
19,000	Saipem SpA		892,355
4,500	StatoilHydro ASA		167,783
8,000	Technip S.A.		740,498
4,500	Total S.A.		384,010
			4,406,815
	FINANCIALS	21.6%
23,790	Aegon NV		315,120
28,300	Allied Irish Bank PLC		437,996
16,500	AXA S.A.		489,955
48,000	Banco Bilbao Vizcaya Argentaria S.A.		919,734
65,800	Bank of Ireland		572,179
143,000	Barclays PLC		830,286
5,500	BNP Paribas		498,268
10,500	Commerzbank AG		311,459
11,600	Credit Suisse Group AG		532,563
4,200	Deutsche Bank AG		362,708
34,000	Irish Life & Permanent PLC		353,843
40	Mizuho Financial Group, Inc.		186,844
6,500	Nomura Holdings, Inc.		96,290
105,000	Old Mutual PLC		194,084
178,000	UniCredit SpA		1,089,484
			7,190,813

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Schedule of Investments
June 30, 2008
(Unaudited)

Number of Shares			Value

	HEALTH CARE	2.1%
12,500	Fresenius Medical Care AG & Co., KGaA		$689,021
			689,021
	INDUSTRIALS	4.4%
20,000	Alfa Laval AB		311,335
1,600	NKT Holdings A/S		129,207
22,500	Orkla ASA		288,915
1,500	Schneider Electric S.A.		162,035
5,000	Siemens AG		555,153
			1,446,645
	INFORMATION TECHNOLOGY	7.4%
14,500	Canon, Inc.		745,586
14,500	HOYA CORP.		335,240
43,250	Nokia OYJ		1,054,795
5,500	Tokyo Electron, Ltd.		316,994
			2,452,615
	MATERIALS	9.6%
13,000	BHP Billiton Ltd.		544,611
9,100	CRH PLC		263,627
13,000	JSR Corp.		258,323
10,000	Nitto Denko Corp.		384,235
9,200	Shin-Etsu Chemical Co., Ltd.		570,099
65,000	Sumitomo Chemical Co., Ltd.		409,521
9,400	Voestalpine AG		771,814
			3,202,230
	TELECOMMUNICATIONS	13.8%
41,000	France Telecom S.A.		1,207,781
235,000	Telecom Italia SpA		473,596
30,000	Telefonica S.A.		797,305
41,000	Telenor ASA		771,185
450,000	Vodafone Group PLC		1,336,869
			4,586,736
	UTILITIES	8.5%
6,000	E.ON AG		1,210,599
12,750	RWE AG		1,610,562
			2,821,161

	TOTAL COMMON STOCKS (Cost $34,539,219)		33,023,721

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Schedule of Investments
June 30, 2008
(Unaudited)

Number of Shares			Value

	RIGHTS	0.0%
30,643	Barclays PLC*		$5,798

	TOTAL RIGHTS (Cost $45,207)		5,798

Principal Amount
	SHORT-TERM INVESTMENTS	0.0%

	VARIABLE RATE DEMAND DEPOSIT
$12,476	UMB Bank Money Market Fiduciary, 0.93% †		$12,476

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,476)		12,476

	TOTAL INVESTMENTS (Cost $34,596,902)	99.4%	33,041,995

	Other Assets Less Liabilities	0.6%	190,463

	NET ASSETS	100.0%	$33,232,458

*	Non-income producing security
†	Indicates yield as of June 30, 2008

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

ASSETS:
Investments at value (cost $34,596,902)	$33,041,995
Receivable for investments sold	159,232
Interest and dividends receivable	200,282
Prepaid expenses	18,124

Total assets	33,419,633

LIABILITIES:
Foreign currency due to custodian (cost $105,096)	109,102
Payables:
Legal fees	24,141
Investment adviser fees	16,774
Trustees' fees	3,284
Other accrued expenses	33,874

Total liabilities	187,175

TOTAL NET ASSETS	$33,232,458

NET ASSETS CONSIST OF:
Paid-in-capital	$34,430,188
Accumulated net investment income	19,457
Accumulated net realized gain on
investments and foreign currency transactions	336,599
Net unrealized depreciation on investments and foreign currency
translations	(1,553,786)

TOTAL NET ASSETS	$33,232,458

SHARES OUTSTANDING, (no par value, unlimited shares of beneficial interest authorized)	2,103,779

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE(a)	$15.80

(a)	A 2% redemption fee applies to shares sold within 90 days of purchase.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

INVESTMENT INCOME:
Dividends (Net of $135,137 foreign tax withholding)	$923,947
Interest	2,758

Total investment income	926,705

EXPENSES:
Investment advisory fees	160,223
Professional fees	36,010
Administrative and fund accounting fees	18,737
Transfer agent fees and expenses	14,964
Custody fees	8,463
Trustees' fees	8,291
Insurance premiums	6,825
Reports to shareholders	4,453
Federal and state registration fees	1,959
Miscellaneous expenses	7,180
Total expenses before fee waivers	267,105
Fee waivers	(61,624)
Net expenses	205,481
NET INVESTMENT INCOME	721,224

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on transactions from investments	243,240
Net realized loss on foreign currency transactions	(19,640)
Change in unrealized appreciation / (depreciation)
on investments	(6,698,657)
on foreign currency transactions	(2,481)
Net realized and unrealized loss on investments and foreign currency	(6,477,538)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,756,314)

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Statement of Changes in Net Assets

	For the Six Months Ended 6/30/2008(Unaudited)	For the Year Ended 12/31/07

OPERATIONS:
Net investment income	$721,224	$1,067,759
Net realized gain on investments	243,240	684,476
Net realized gain / (loss) on foreign currency transactions	(19,640)	73,877
Change in unrealized appreciation / (depreciation) on
investments and foreign currency translations	(6,701,138)	2,256,635

Net increase / (decrease) in net assets resulting from operations	(5,756,314)	4,082,747

DISTRIBUTIONS:
From investment income ($0.35 per share, $0.64 per share)	(718,043)	(1,202,409)
From capital gains ($0.00 per share, $0.43 per share)	-	(868,981)

Total distributions	(718,043)	(2,071,390)

SHARES OF BENEFICIAL INTEREST

Proceeds from sale of shares	277,775	9,574,763
Proceeds from reinvestment of distributions	718,043	2,071,390
Redemption of shares	(724,224)	(50,062)

Net increase from shares of beneficial interest	271,594	11,596,091

TOTAL INCREASE / (DECREASE) IN NET ASSETS	(6,202,763)	13,607,448

NET ASSETS:
Beginning of period	39,435,221	25,827,773
End of period *	$33,232,458	$39,435,221

SHARES OF BENEFICAL INTEREST IN SHARES:
Shares sold	15,332	511,705
Shares reinvested	45,446	109,039
Shares redeemed	(42,604)	(2,525)
Net increase	18,174	618,219
__________
*	Includes accumulated net investment income of $19,457 and $16,598 respectively

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Financial Highlights
For a Fund Share Outstanding
Throughout Each Period

	For the Six Months Ended 6/30/08 (Unaudited)	For the Year Ended 12/31/07	6/29/06* to 12/31/06
Net asset value, beginning of period	$18.91	$17.60	$15.00

Gain / (Loss) From Investment Operations:
Net investment income	0.35	0.57	0.09
Net realized and unrealized gain / (loss) on
investments and foreign currency transactions	(3.11)	1.81	2.71
Total from investment operations	(2.76)	2.38	2.80

Less Distributions:
Dividends from net investment income	(0.35)	(0.64)	(0.05)
Distribution from net realized gains	-	(0.43)	(0.15)
Total distributions	(0.35)	(1.07)	(0.20)

Net asset value, end of period	$15.80	$18.91	$17.60

Total Return	(14.60)%[1]	13.57%	18.68%[1]

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$33,232	$39,435	$25,828
Ratio of expenses to average net assets:
Net of waivers and reimbursements	1.15%[2]	1.15%	1.15%[2]
Before waivers and reimbursements	1.50%[2]	1.56%	2.16%[2]
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	4.05%[2]	3.18%	1.07%[2]
Before waivers and reimbursements	3.70%[2]	2.77%	0.06%[2]
Portfolio turnover rate	27.85%[1]	38.49%	16.18%[1]
__________
*	Commencement of Operations
[1]	Not annualized
[2]	Annualized

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Notes to Financial Statements
June 30, 2008
(Unaudited)

Note 1. Organization

Cheswold Lane Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was organized as a Delaware statutory trust on April 12, 2006 and currently consists solely of one series of beneficial interest, the Cheswold Lane International High Dividend Fund (the “Fund”). The investment objective for the Fund is long-term growth of capital and income. The Fund commenced operations on June 29, 2006. The only transaction occurring between the date of organization and commencement of operations was the sale and issuance of 7,000 shares at $15.00 per share of beneficial interest in the Fund to Cheswold Lane Asset Management, LLC (the “Adviser”).

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

Security Valuation - In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures. The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price. The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures. Securities other than those listed above will be priced in accordance with the Fund’s Registration Statement and/or pricing procedures.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”). Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them. If reported prices with respect to the Fund’s foreign investments are believed by the Adviser to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology. In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser to not reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser.  The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2008
(Unaudited)

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under FAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

▪	Level 1 - quoted prices in active markets for identical securities

▪	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

▪	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$33,036,197	-
Level 2 - Other Significant Observable Inputs	$5,798	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,041,995	-

* Other financial instruments include futures, forwards and swap contracts, which are valued at unrealized appreciation/depreciation on the investment.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2008
(Unaudited)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Foreign Currency Contracts - The Fund may enter into foreign currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated foreign rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Federal Income Taxes - The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on an accrual basis.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, semi-annually and distributes net realized gains, if any, annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Redemption Fees - Upon redemption of shares held 90 days or less, a redemption fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital. There were no redemption fees paid to the Fund for the six months ended June 30, 2008.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2008
(Unaudited)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3. Investment Advisory Agreement

The Fund has an investment advisory agreement with Cheswold Lane Asset Management, LLC (the “Adviser”). Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the Fund’s average net assets.

The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2009 in order to keep the Fund’s net annual fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses) from exceeding 1.15% of its average daily net assets. After expense waivers, the management fee paid to the Adviser for the six months ended June 30, 2008 was equal to 0.55% of the Fund’s average net assets.

Note 4. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) from January 1, 2008 to June 30, 2008 were $10,179,779 and $9,910,419, respectively.

Note 5. Federal Income Tax Information

At June 30, 2008, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$34,596,902
Unrealized appreciation	2,847,654
Unrealized depreciation	(4,401,440)
Net unrealized depreciation on investments and foreign currency translations	$(1,553,786)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2008
(Unaudited)

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$19,739
Undistributed long-term gains	113,058
Tax accumulated earnings	132,797
Accumulated capital and other losses	-

Unrealized appreciation on investments and foreign currency translations	5,144,152

Total accumulated earnings	$5,276,949

The tax character of distributions paid during the fiscal year ended December 31, 2007 and fiscal period ended December 31, 2006 was as follows:

	2007	2006
Distributions paid from ordinary income	$1,966,178	$264,220
Distributions paid from long-term capital gains	105,212	-
Total Distributions	$2,071,390	$264,220

Financial Accounting Standards Board Interpretation No. 48—In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including passthrough entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits at June 30, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At June 30, 2008, the fiscal years 2006 through 2008 remain open to examination in the Fund’s major tax jurisdictions.

Note 6. Other

Because the Fund invests in foreign stocks, it will be affected by risks not typically associated with U.S. stocks. These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets. In addition, the Fund will be subject to the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment. Currency exchange rates may fluctuate significantly over short periods of time, causing (along with other factors) the Fund’s net asset value to fluctuate, which, in turn, may cause the value of the Fund’s shares to go up or down.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2008
(Unaudited)

The Fund may invest an unlimited percent of the portfolio in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund considers foreign developed markets to consist of those countries that are represented in the Morgan Stanley Capital International, Inc.® EAFE® Index. As a result, the Fund may hold a concentrated amount of securities in a few countries at the discretion of the Adviser. Please see the “Portfolio Characteristics” table for a percentage listing by country. Should the Adviser invest a concentrated amount of the portfolio in a few countries, the Fund will be particularly subject to the risks of investing in foreign stocks as described above.

As of June 30, 2008 the Fund had a shareholder that held 72.0% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a retirement plan for a commercial entity in which the plan holds Fund shares for the benefit of the entity’s employees. The Fund is one of several investment options in the entity’s plan and employees are permitted to transfer some or all of their account balances into or out of the Fund at any time.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Annual Renewal of Investment Advisory Agreement
June 30, 2008
(Unaudited)

The Board of Trustees (the “Board”) of Cheswold Lane Funds (the “Trust”) met on May 2, 2008 to consider the annual renewal of the Investment Advisory Agreement between the Trust, on behalf of its initial series, the Cheswold Lane International High Dividend Fund (the “Fund”), and Cheswold Lane Asset Management, LLC, the Fund’s investment adviser (the “Adviser”). The Board reviewed and discussed several documents that had been provided prior to the meeting, including the Investment Advisory Agreement, the Expense Cap/Reimbursement Agreement, a memorandum provided by outside legal counsel discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the Investment Advisory Agreement, information in response to a request sent on behalf of the Trustees who are not “interested persons” of the Trust or the Adviser (the “Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended, from the Adviser (including its Form ADV), and comparative information about the Fund’s total expense ratio, management fee and performance for the year ended December 31, 2007, and other pertinent information. The Board also noted the information it receives periodically throughout the year that is relevant to the Investment Advisory Agreement renewal process, including performance, management fee and other financial information. Based on its evaluation of this information, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement for an additional one-year period.

In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors set forth below.

1. Nature, Extent and Quality of Services Provided to the Fund.

The Board considered the nature, extent and quality of services provided by the Adviser, including investment research, portfolio management, supervision of Fund operations and compliance, recordkeeping, reporting to the Board as requested and regulatory matters. The Board concluded that the services provided to the Fund were extensive in nature and that the Fund was likely to continue to benefit from services provided under the Investment Advisory Agreement.

2. Investment Performance of the Fund and the Adviser.

The Board reviewed overall investment performance information relating to the Fund and the Adviser. In considering the investment performance for the Fund, the Board also reviewed information from Morningstar regarding the Fund’s performance for the year ended December 31, 2007 in comparison to its benchmark index, the MSCI EAFE Index®, and its peer group category, foreign large cap value. The Board noted the Fund had outperformed its benchmark index and the median for its peer group category for the year ended December 31, 2007. The Board noted that the performance of the Adviser’s other account, adjusting for differences in expenses, was similar to the Fund.

The Board also considered the Adviser’s quarterly investment management report and reviews explaining the Fund’s performance, the Adviser’s investment decision process and the investment strategies it employs for the Fund. After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Annual Renewal of Investment Advisory Agreement (Continued)
June 30, 2008
(Unaudited)

3. Costs of Services Provided and Profits Realized by the Adviser.

The Board considered the Fund’s management fee and total expense ratio relative to industry averages for comparable funds. The Board noted that the Fund pays the Adviser a management fee of 0.90% of the Fund’s average daily net assets and that this fee is recorded as revenue on the Adviser’s income statement. The Board determined that the management fee and total expense ratio were within the range of fees charged by comparable funds. The Board considered the fees realized, and the costs incurred, by the Adviser in providing investment management services to the Fund and the potential profitability to the Adviser with respect to the Fund. The Board noted that the Fund had only been in operations for approximately two years and thus the Adviser had incurred losses during this start-up period. In particular, the Board noted that the Adviser has waived its management fee and/or reimbursed expenses since inception, to the extent they exceed 1.15% of the Fund’s average daily net assets, and that the Fund’s total expense ratio, net of fee waivers and expense reimbursements, was below both the median and average of comparable funds. In addition, the Board noted that the Adviser’s principals have made substantial equity investments in the Adviser and the Fund. In light of the foregoing, the Board concluded that the management fee and total expense ratio were reasonable.

4. Extent of Economies of Scale as the Fund Grows.

The Board noted that some funds implement economies of scale, usually in the form of breakpoints with regard to management fees. It was noted that the Fund has no breakpoints because the Fund has a relatively small net asset base, making it difficult for the Adviser to offer such breakpoints. The Board also noted that the Adviser’s voluntary waiver of its management fee and reimbursement of certain Fund expenses is a benefit to the Fund’s investors. After reviewing the Fund’s fee structure, the Board concluded that at this time, there were no effective economies of scale to be shared by the Adviser at current asset levels.

5. Benefits Derived from the Relationship with the Fund.

The Board considered the direct and indirect benefits that could be derived by the Adviser from its association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

The Board considered all these factors. In considering the Investment Advisory Agreement, the Board did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Board and the Independent Trustees that shareholders would receive favorable performance at reasonable fees and, therefore, approval of the Investment Advisory Agreement was in the best interests of the Fund.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Expense Example
For the Period Ended June 30, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008 (the “Period”).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the Period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during the period ended June 30, 2008” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the Period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value January 1, 2008	Ending account value June 30, 2008	Expenses paid during the period ended June 30, 2008
Actual Example	$1,000.00	$854.00	$5.32
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,019.26	5.80

1 Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2008

Cheswold Lane International High Dividend Fund
Other Information
For the Period Ended June 30, 2008 (Unaudited)

Other Information

A description of the Fund’s portfolio security proxy voting policies and procedures and a record of the Fund’s proxy votes for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission’s website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may view the Fund’s Form N-Q on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UMB Distribution Services, LLC, Distributor

803 West Michigan Street
Milwaukee, Wisconsin 53233

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By:   /s/ Eric F. Scharpf
 Eric F. Scharpf
 President and CEO

Date: September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Eric F. Scharpf
 Eric F. Scharpf
 President and CEO

Date: September 3, 2008

By:   /s/ Matthew H. Taylor
 Matthew H. Taylor
 Executive Vice President, Treasurer and Chief Financial Officer

Date: September 3, 2008